PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

	December 31,	December 31,
	2017	2018
	RMB	RMB
Electronic equipment	2,888	5,320
Furniture and office equipment	1,587	4,391
Leasehold improvements	2,988	2,033
Total property and equipment	7,463	11,744
Accumulated depreciation	(1,469)	(4,875)
Property and equipment, net	5,994	6,869

Depreciation expense on property and equipment for the period from July 25 to December 31, 2016, and the years ended December 31, 2017 and 2018 were RMB 192, RMB 1,277 and RMB 3,406, respectively.